CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

Shares		Value
Common Stock — 99.6%
Consumer Discretionary — 7.7%
Consumer Durables & Apparel — 4.3%
549,030	G-III Apparel Group Ltd.[1]	$7,197,783
85,432	Skyline Champion Corp.[1]	2,287,015

		9,484,798

Consumer Services — 3.4%
1,230,140	Regis Corp.[1,2]	7,553,060

Total Consumer Discretionary		17,037,858

Consumer Staples — 10.2%
Food, Beverage & Tobacco — 7.7%
238,946	Nomad Foods Ltd.[1]	6,088,344
774,800	Primo Water Corp.	11,002,160

		17,090,504

Household & Personal Products — 2.5%
295,406	elf Beauty, Inc.[1]	5,426,608

Total Consumer Staples		22,517,112

Energy — 1.2%
Energy Equipment & Services — 1.2%
344,111	ChampionX Corp.[1]	2,749,447

Financials — 24.1%
Banks — 18.3%
275,076	Amalgamated Bank — Class A	2,910,304
472,161	Associated Banc-Corp.	5,958,672
332,075	BancorpSouth Bank	6,435,613
347,773	BankUnited, Inc.	7,619,706
709,554	Capitol Federal Financial, Inc.	6,574,018
220,605	Hancock Whitney Corp.	4,149,580
916,720	Investors Bancorp, Inc.	6,655,387

		40,303,280

Diversified Financials — 2.1%
133,821	Moelis & Co. — Class A	4,702,470

Insurance — 3.7%
103,583	James River Group Holdings Ltd.	4,612,551
78,342	Stewart Information Services Corp.	3,425,896

		8,038,447

Total Financials		53,044,197

Health Care — 3.2%
Health Care Equipment & Services — 3.2%
282,665	Envista Holdings Corp.[1]	6,976,172

Industrials — 30.1%
Capital Goods — 24.4%
89,495	Applied Industrial Technologies, Inc.	4,931,174
122,742	Arcosa, Inc.	5,411,695
204,261	JELD-WEN Holding, Inc.[1]	4,616,299
141,845	Kaman Corp.	5,527,700
745,843	Mueller Water Products, Inc. — Class A	7,749,309

Shares		Value
Industrials — (continued)
Capital Goods — (continued)
827,855	PAE, Inc.[1,2]	$7,036,767
208,535	SPX Corp.[1]	9,671,853
70,518	Valmont Industries, Inc.	8,756,925

		53,701,722

Commercial & Professional Services — 2.9%
113,354	Clean Harbors, Inc.[1]	6,351,225

Paper & Forest Products — 0.7%
38,033	Clearwater Paper Corp.[1]	1,442,972

Transportation — 2.1%
130,835	Kirby Corp.[1]	4,732,302

Total Industrials		66,228,221

Information Technology — 8.3%
Software & Services — 7.1%
132,222	Agilysys, Inc.[1]	3,194,483
407,614	Brightcove, Inc.[1]	4,173,967
74,335	Envestnet, Inc.[1]	5,735,689
313,723	Tufin Software Technologies Ltd.[1]	2,588,215

		15,692,354

Technology Hardware & Equipment — 1.2%
27,464	Rogers Corp.[1]	2,693,120

Total Information Technology		18,385,474

Materials — 2.4%
Chemicals — 2.4%
256,868	GCP Applied Technologies, Inc.[1]	5,381,385

Real Estate — 4.3%
Office REIT’s — 4.3%
163,659	American Assets Trust, Inc.	3,942,545
231,696	Corporate Office Properties Trust	5,495,829

Total Real Estate		9,438,374

Telecommunication Services — 2.5%
Diversified Telecommunication Services — 2.5%
528,432	Vonage Holdings Corp.[1]	5,405,859

Utilities — 5.6%
Gas Utilities — 1.7%
61,188	Southwest Gas Holdings, Inc.	3,860,963

Multi-Utilities — 2.4%
98,327	Black Hills Corp.	5,259,511

Water Utilities — 1.5%
52,837	SJW Group	3,215,660

Total Utilities		12,336,134

Total Common Stock (Cost $232,635,741)		219,500,233

Short-Term Investments — 1.2%
1,254,201	Blackrock Liquidity Funds T-Fund — Institutional Shares, 0.02%[3]	1,254,201

CRM Funds 1

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2020 (Unaudited)

Shares		Value
Short-Term Investments — (continued)
1,254,203	Federated Hermes Treasury Obligations Fund — Institutional Series, 0.02%[3]	$1,254,203

Total Short-Term Investments (Cost $2,508,404)		2,508,404

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.8% (Cost $235,144,145)		222,008,637

Principal		Value
Short-Term Investments Held As Collateral For Loaned Securities — 0.0%
Repurchase Agreements — 0.0%
$3,370	With BNP Paribas: at 0.06%, dated 09/30/20, to be repurchased on 10/01/20, repurchase price $3,370 (collateralized by US Treasury Securities, par values ranging from $0 - $1,447, coupon rates ranging from 0.00% to 2.38%, 03/25/21 - 11/15/49; total market value $3,437)
Total Repurchase Agreements		$3,370

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $3,370)		3,370
Total Investments — 100.8% (Cost $235,147,515)		222,012,007	[4]
Liabilities in Excess of Other Assets — (0.8)%		(1,685,780)

Total Net Assets — 100.0%		$220,326,227

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	Rate represents an annualized yield at date of measurement.
[4]

At September 30, 2020, the market value of securities on loan for the CRM Small Cap Value Fund was $3,306. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. For additional information about security lending disclosure, refer to the Fund’s most recent semi or annual report.

CRM Funds 2